DEFERRED TAXES AND TAXES RECOVERABLE (Tables)	12 Months Ended
Dec. 31, 2018
INCOME AND SOCIAL CONTRIBUTION TAXES
Schedule of income and social contribution taxes recoverable

	12.31.18	12.31.17
Income taxes recoverable	245,883	428,524
Social contribution taxes recoverable	28,706	77,011
Total	274,589	505,535

Schedule of income and social contribution taxes payable

	12.31.18	12.31.17
Income taxes payable	8,756	3,267
Social contribution taxes payable	3,253	1,212
Total	12,009	4,479

Schedule of significant components of deferred income and social contribution taxes

									Effects of the
									initial
				Business					adoption of
	Balances at	Income	Comprehensive	combination		Balances at	Income	Comprehensive	IFRS 9 and	Balances at
	12/31/16	statement	income	(Note 1 c.2)	Other	12/31/17	statement	income	IFRS 15	12/31/18
Deferred tax assets (liabilities)
Income and social contribution taxes on tax losses (1)	14,071	710,411	—	69,451	—	793,933	634,543	—	—	1,428,476
Income and social contribution taxes on temporary differences (2)	13,426	(1,251,816)	58,192	48,434	(86)	(1,131,850)	(2,151,290)	31,797	70,012	(3,181,331)
Provisions for legal, labor, tax civil and regulatory contingencies	2,230,336	68,399	—	—	—	2,298,735	(333,035)	—	—	1,965,700
Trade accounts payable and other provisions	677,123	(25,706)	—	—	—	651,417	(79,683)	—	—	571,734
Estimated losses on impairment of accounts receivable	358,805	76,155	—	—	—	434,960	(115,661)	—	122,977	442,276
Customer portfolio and trademarks	313,092	(58,674)	—	—	—	254,418	(69,815)	—	—	184,603
Estimated losses from modems and other P&E items	284,677	(83,736)	—	—	—	200,941	(24,811)	—	—	176,130
Pension plans and other post-employment benefits	108,419	8,630	57,485	—	—	174,534	20,934	30,753	—	226,221
Profit sharing	125,256	(15,210)	—	—	—	110,046	19,643	—	—	129,689
Provision for loyalty program	19,112	(1,991)	—	—	—	17,121	1,031	—	—	18,152
Accelerated accounting depreciation	24,033	(15,773)	—	—	—	8,260	(7,873)	—	—	387
Estimated impairment losses on inventories	12,099	(347)	—	—	—	11,752	(2,481)	—	—	9,271
Derivative transactions	60,133	(35,084)	822	—	—	25,871	78,028	832	—	104,731
Licenses	(1,420,556)	(216,330)	—	—	—	(1,636,886)	(216,328)	—	—	(1,853,214)
Goodwill (Spanish and Navytree, Vivo Part. and GVTPart.)	(2,729,203)	(868,969)	—	—	—	(3,598,172)	(1,002,768)	—	—	(4,600,940)
Property, plant and equipment of small value	—	—	—	—	—	—	(395,606)	—	—	(395,606)
Technological Innovation Law	(140,940)	43,407	—	—	—	(97,533)	47,406	—	—	(50,127)
Other temporary differences (3)	91,040	(126,587)	(115)	48,434	(86)	12,686	(70,271)	212	(52,965)	(110,338)
Total deferred tax assets (liabilities), noncurrent	27,497	(541,405)	58,192	117,885	(86)	(337,917)	(1,516,747)	31,797	70,012	(1,752,855)

Deferred tax assets	4,541,952					5,288,176				5,569,885
Deferred tax liabilities	(4,514,455)					(5,626,093)				(7,322,740)
Deferred tax assets (liabilities), net	27,497					(337,917)				(1,752,855)

Represented in the balance sheet as follows:
Deferred tax assets	27,497					371,408				230,097
Deferred tax liabilities	—					(709,325)				(1,982,952)
(1)	This refers to the amounts recorded which, in accordance with Brazilian tax legislation, may be offset to the limit of 30% of the tax bases computed for the following years, with no expiry date.
(2)

This refers to amounts that will be realized upon payment of provision, occurrence of impairment losses for trade accounts receivable, or realization of inventories, as well as upon reversal of other provision.

(3)	These refer to deferred taxes arising from other temporary differences, such as deferred income, renewal of licenses, and subsidy on the sale of mobile phones, among others.

Schedule of expected realization of deferred taxes

Year
2019	2,082,829
2020	555,161
2021	494,257
2022	1,002,778
2023	259,562
2024 onwards	(6,147,442)
Total	(1,752,855)

Schedule of reconciliation of income and social contribution tax expense

	2018	2017	2016
Income before taxes	11,277,490	5,730,773	5,134,722
Income and social contribution tax expenses, at the tax rate of 34%	(3,834,347)	(1,948,463)	(1,745,805)
Permanent differences
Equity pickup, net of effects from interest on equity received and surplus value of the assets purchased attributed to the Company (Note 11)	(1,988)	537	423
Unclaimed interest on equity	(14,426)	(21,843)	(11,432)
Temporary differences in subsidiaries	—	2,007	—
Non-deductible expenses, gifts, incentives	(76,671)	(94,413)	(88,916)
Deferred taxes recognized in subsidiaries on tax loss carryforwards, negative basis and temporary differences referring to prior years	—	132,080	—
Tax benefit related to interest on equity allocated	1,547,000	821,657	738,529
Other (additions) exclusions	31,200	(13,545)	57,721
Tax debits	(2,349,232)	(1,121,983)	(1,049,480)
Effective rate	20.8%	19.6%	20.4%
Current income and social contribution taxes	(832,485)	(580,578)	(288,063)
Deferred income and social contribution taxes	(1,516,747)	(541,405)	(761,417)